Differences in Quoted Prices of Gold and Foreign Currency	12 Months Ended
Dec. 31, 2022
Statement [LineItems]
Differences in Quoted Prices of Gold and Foreign Currency
35	DIFFERENCES IN QUOTED PRICES OF GOLD AND FOREIGN CURRENCY

Composition	12/31/2022	12/31/2021	12/31/2020
Translation of foreign currency assets and liabilities into pesos	61,080,728	7,984,321	9,637,394
Income from foreign currency exchange	1,192,854	1,069,055	2,798,910

Total	62,273,582	9,053,376	12,436,304